UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05617

Shelton Greater China Fund
(Exact name of registrant as specified in charter)

1050 17th Street, Suite 1710
Denver, Colorado 80265-2077
(Address of principal executive offices)     (Zip code)

Teresa Axelson
1050 17th Street, Suite 1710
Denver, Colorado 80265-2077
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 955-9988

Date of fiscal year end: December 31
Date of reporting period: March 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / March 31, 2015

Security Description	Shares	Value
Common Stock (98.80%)

Basic Materials (2.00%)
Chemicals (0.78%)
Kingboard Chemical Holdings Ltd.	7,000	11,087
Sinopec Shanghai Petrochemical Co. Ltd.	186,000	69,334
		80,421

Iron/Steel (0.86%)
Angang Steel Co. Ltd.	18,000	13,257
Fosun International Ltd.	39,000	75,556
		88,813

Mining (0.36%)
Zijin Mining Group Co. Ltd.	116,000	36,807

Total Basic Materials		206,041

Communications (14.54%)
Internet (6.20%)
Tencent Holdings Ltd.	33,600	637,942

Telecommunications (8.34%)
China Mobile Ltd.	35,900	468,609
Chunghwa Telecom Co. Ltd.	100,000	317,800
PCCW Ltd.	118,000	71,991
		858,400

Total Communications		1,496,342

Consumer, Cyclical (5.99%)
Auto Manufacturers (1.00%)
Great Wall Motor Co. Ltd.	14,500	102,491

Home Furnishings (2.88%)
Haier Electronics Group Co. Ltd.	113,000	295,876

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / March 31, 2015 (continued)

Lodging (1.97%)
Formosa International Hotels Corp.	9,680	102,183
Galaxy Entertainment Group Ltd.	5,000	22,766
Sands China Ltd.	18,800	77,839
		202,788

Retail (0.14%)
Intime Retail Group Co. Ltd.	21,000	14,600

Total Consumer, Cyclical		615,755

Consumer, Non-Cyclical (6.48%)
Food (4.10%)
China Mengniu Dairy Co. Ltd.	22,000	116,911
Uni-President Enterprises Corp.	55,168	92,331
Want Want China Holdings Ltd.	200,000	212,308
		421,550

Pharmaceuticals (2.38%)
Sihaun Pharmaceutical Holdings Group Ltd.	284,000	161,545
Sinopharm Group Co. Ltd.	13,500	55,112
TTY Biopharm Co. Ltd.	13,943	28,546
		245,203

Total Consumer, Non-Cyclical		666,753

Energy (2.13%)
Oil & Gas Producers (2.13%)
China Petroleum & Chemical Corp.	78,000	62,075
CNOOC Ltd.	56,000	79,165
PetroChina Co. Ltd.	70,000	77,468
Total Energy		218,708

Financial (38.23%)
Banks (19.83%)
Bank of China Ltd.	770,000	444,943
BOC Hong Kong Holdings Ltd.	70,000	249,649
China CITIC Bank Ltd.	135,000	101,691
China Construction Bank Corp.	528,000	438,587
China Minsheng Banking Corp.	33,000	40,309
Chongqing Rural Commercial Bank Co. Ltd.	223,000	144,680
Hang Seng Bank Ltd.	10,000	181,223
Industrial and Commercial Bank of China Ltd.	595,000	438,984
		2,040,066

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / March 31, 2015 (continued)

Diversified Financial Services (5.08%)
China Everbright Ltd.	20,000	52,110
Fubon Financial Holding Co. Ltd.	167,713	301,047
Hong Kong Exchanges & Clearing Ltd.	6,700	164,197
Mega Financial Holding Co. Ltd.	6,477	5,368
		522,722

Insurance (6.41%)
AIA Group Ltd.	50,000	314,721
China Taiping Insurance Holdings Co. Ltd.*	82,764	282,360
PICC Property & Casualty Co. Ltd.	31,457	62,160
		659,241

Real Estate (6.91%)
CK Hutchison Holdings Ltd.	13,000	266,275
Hysan Development Co. Ltd.	40,000	175,418
New World Development Co. Ltd.	30,666	35,559
Sun Hung Kai Properties Ltd.	15,166	233,958
		711,210

Total Financial		3,933,239

Industrial (8.93%)
Building Materials (0.13%)
BBMG Corp.	14,500	13,372

Electrical Components & Equipment (0.29%)
Tianneng Power International Ltd.	90,000	30,182

Electronics (0.55%)
Hon Hai Precision Industry Co. Ltd.	19,265	56,363

Engineering & Construction (3.30%)
China State Construction International Holdings Ltd.	244,000	339,899

Environmental Control (4.66%)
China Everbright International Ltd.	286,200	479,160

Total Industrial		918,976

Technology (13.49%)
Computers (3.29%)
Asustek Computer, Inc.	20,000	201,220
Lenovo Group Ltd.	94,000	137,249
		338,469

SHELTON GREATER CHINA FUND
Portfolio of Investments (Expressed in U.S. Dollars) (Unaudited) / March 31, 2015 (continued)

Semiconductors (10.20%)
Chipbond Technology Corp.	116,000	244,901
Media Tek, Inc.	25,000	338,162
Taiwan Semiconductor Manufacturing Co. Ltd.	100,284	466,042
		1,049,105

Total Technology		1,387,574

Utilities (7.01%)
Electric (5.12%)
China Resources Power Holding Co. Ltd.	94,000	235,943
HK Electric Investments & HK Electric Investments Ltd.	4,375	3,002
Huaneng Power International, Inc.	92,000	108,935
Power Assets Holdings Ltd.	17,500	178,998
		526,878

Energy-Alternate Sources (1.07%)
China Longyuan Power Group Corp. Ltd.	52,000	56,541
China Shenhua Energy Co. Ltd.	12,500	31,924
GCL-Poly Energy Holdings Ltd.*	81,000	21,418
		109,883

Gas (0.82%)
Hong Kong and China Gas Co. Ltd.	36,300	83,997

Total Utilities		720,758

Total Common Stock (Cost $7,432,072)		10,164,146

Total Investments (Cost $7,432,072) (a) (98.80%)		10,164,146
Other Net Assets (1.20%)		123,569
Net Assets (100.00%)		10,287,715

*	Non-income producing security.
(a)	Aggregate cost for federal income tax purpose is $7,889,619

At March 31, 2015, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$2,498,884
Unrealized depreciation	(224,357)
Net unrealized appreciation	$2,274,527

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Fair Value Measurements
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the valuation of the Trust's securities at March 31, 2015 using fair value hierarchy:
	Level 1(a)	Level 2(a)	Level 3(a)	Total
Investments, in securities
Common stocks (b)	$10,164,146	$-	$-	$10,164,146
Rights and warrants	-	-	-	$-
Short term securities	-	-	-	$-
Total investments in securities	$10,164,146	$-	$-	$10,164,146

(a)	It is the Fund's policy to recognize transfers between levels on the last day of the fiscal reporting period. There were no transfers in or out of Level 1, Level 2, and Level as of March 31, 2015.
(b)	For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Greater China Fund

By /s/ Stephen C. Rogers
Stephen C. Rogers,
Chairman (as Principal Executive Officer)
Date: May 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Stephen C. Rogers
Stephen C. Rogers,
Chairman (as Principal Executive Officer)
Date: May 26, 2015

By /s/ William P. Mock
William P. Mock
Treasurer (as Principal Financial Officer)
Date: May 26, 2015